Revenues and other income - Narrative (Details) € / shares in Units, $ in Millions																										1 Months Ended	12 Months Ended
	Jan. 01, 2027 USD ($)	Jun. 01, 2026 USD ($)	Jan. 01, 2026 USD ($)	Jul. 07, 2025 EUR (€) $ / €	Jul. 07, 2025 USD ($) $ / €	Jun. 01, 2025 USD ($)	May 09, 2025 EUR (€) $ / € item	May 09, 2025 USD ($) item	Nov. 18, 2024 EUR (€)	Nov. 18, 2024 USD ($)	Oct. 14, 2024 EUR (€) $ / €	Oct. 14, 2024 USD ($) $ / €	Dec. 29, 2023 EUR (€)	Dec. 29, 2023 USD ($)	Dec. 12, 2023 EUR (€) $ / €	Dec. 12, 2023 USD ($) $ / €	Sep. 26, 2023 ¥ / shares	Sep. 26, 2023 € / shares	Sep. 20, 2023 EUR (€) ¥ / shares	Sep. 20, 2023 EUR (€) € / shares	Jul. 19, 2023 EUR (€)	Jul. 19, 2023 USD ($)	May 22, 2023 EUR (€) $ / €	May 22, 2023 USD ($) $ / €	Sep. 22, 2022 USD ($) item	Nov. 30, 2023 EUR (€)	Dec. 31, 2025 EUR (€) $ / €	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€) $ / €	Dec. 31, 2023 EUR (€) $ / €	Dec. 31, 2022 EUR (€)	Dec. 31, 2025 USD ($) $ / €	Sep. 30, 2025 EUR (€)	Sep. 20, 2023 USD ($)
Revenues and other income
Revenue																											€ 4,483,000		€ 9,198,000	€ 17,477,000
Exchange rate | $ / €																											1.175		1.0389	1.105		1.175
Longterm contract liabilities																											€ 126,000		€ 107,000	€ 70,000
Increase (decrease) in other miscellaneous income																											600,000
CIR																											2,276,000		4,888,000	€ 5,333,000
Licensing and collaboration agreement with CTTQ
Revenues and other income
Revenue																											4,400,000				€ 12,100,000
Milestone payment received							€ 9,400,000	$ 10.5			€ 9,600,000	$ 10.5			€ 2,900,000	$ 3.2							€ 1,900,000	$ 2.1
Amount invoiced to counterparty for milestone payment							8,900,000	10.0			9,200,000	10.0			2,800,000	3.0							1,800,000	2.0
Amount invoiced to counterparty for additional payment							€ 500,000	$ 0.5			€ 500,000	$ 0.5			€ 100,000	$ 0.2							€ 100,000	$ 0.1
Amount received on licensing arrangements				€ 8,100,000	$ 9.5				€ 9,500,000	$ 9.5			€ 2,600,000	$ 2.8							€ 1,700,000	$ 1.9
Amount received attributable to withholding taxes				€ 900,000	$ 1.1				€ 1,000,000	$ 1.0			€ 300,000	$ 0.3							€ 200,000	$ 0.2
License agreement, payables for credit notes issued																											€ 2,600,000					$ 3.0	€ 2,600,000
Exchange rate | $ / €				1.1755	1.1755		1.125				1.092	1.092			1.08	1.08							1.082	1.082			1.175					1.175
Number Of credit notes | item							3	3
License and collaboration arrangement, credit note recognized							€ 4,400,000																					$ 5.0
Reduction to the trade receivables																											€ 1,700,000						€ 1,700,000
Upfront payment receivable | $																									$ 12.0
Number of development, regulatory and new milestone payments in contract																									7
Number of credit notes to be issued by counterparty in contract																									4
Maximum additional amount receivable upon the achievement of certain development and regulatory milestones | $																									$ 40.0
Credit note A issued payment | $						$ 2.0
Number of successive targets | item																									6
Maximum additional amount receivable upon the achievement of certain commercial milestones | $																									$ 250.0
Maximum potential Regulatory and Commercial Milestone payments receivable | $																									$ 290.0
Total amount							€ 4,400,000
Aggregate constrained transaction price																											30,300,000
Longterm contract liabilities																											100,000
Licensing and collaboration agreement with CTTQ | Forecast
Revenues and other income
Credit note B issued payment | $			$ 1.5
Credit note C issued payment | $		$ 1.5
Credit note D issued payment | $	$ 5.0
Licensing and collaboration agreement with CTTQ | Transfer of know-how
Revenues and other income
Revenue																															€ 12,000,000
Licensing and collaboration agreement with CTTQ | Royalties on commercial sales
Revenues and other income
Revenue																											0
Licensing and collaboration agreement with CTTQ | Receipt of payments under Licensing arrangements
Revenues and other income
Amount received attributable to withholding taxes				€ 900,000
Amount received on licensing arrangements after deduction of withholding taxes				€ 8,100,000
Licensing agreement with Hepalys
Revenues and other income
Revenue																										€ 12,700,000	€ 0		€ 0
Upfront payment receivable | $																																		$ 10.0
Maximum additional amount receivable upon the achievement of certain development and regulatory milestones | $																																		37.5
Number of successive targets																			5	5
Maximum additional amount receivable upon the achievement of certain commercial milestones | $																																		193.6
Maximum potential Regulatory and Commercial Milestone payments receivable | $																																		231.0
Number of performance obligations in contract																											1					1
Number of development and regulatory milestones																			4	4
Licensing agreement with Hepalys | Hepalys Pharma, Inc
Revenues and other income
Upfront payment receivable																			€ 9,300,000	€ 9,300,000														$ 10.0
Catalys Option Agreement | Hepalys Pharma, Inc
Revenues and other income
Option to acquire shares in company, percentage																	30.00%	30.00%	30.00%	30.00%														30.00%
Purchase of interests in investments accounted for using equity method, price per share | (per share)																	¥ 300	€ 1.9	€ 300	€ 1.9
Fair value of option to acquire shares in associate																			€ 3,400,000	€ 3,400,000														$ 3.6